Schedule IV - Reinsurance (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Total premiums, gross			$ 2,084.0	$ 1,999.2	$ 1,953.9
Total premiums, ceded			1,526.5	1,558.4	1,772.7
Total premiums, assumed			1,303.6	1,329.2	1,526.3
Net premiums	946.7	936.4	1,861.1	1,770.0	1,707.5
Percentage of Assumed to Net			70.00%	75.10%	89.40%
Life Insurance in Force, gross			798,312.2	748,208.9	706,563.8
Life Insurance in Force, ceded			160,926.2	163,571.6	170,888.2
Life Insurance in Force, assumed			10,913.8	14,947.4	20,040.5
Life Insurance in Force, net			648,299.8	599,584.7	555,716.1
Percentage of Assumed to Net			1.70%	2.50%	3.60%
Individual and group life insurance contracts
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Total premiums, gross			1,368.6	1,291.8	1,233.6
Total premiums, ceded			1,429.0	1,454.0	1,532.5
Total premiums, assumed			1,296.2	1,319.8	1,387.4
Net premiums			1,235.8	1,157.6	1,088.5
Percentage of Assumed to Net			104.90%	114.00%	127.50%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Total premiums, gross			678.2	670.0	652.4
Total premiums, ceded			97.4	104.4	240.2
Total premiums, assumed			5.3	9.3	138.9
Net premiums			586.1	574.9	551.1
Percentage of Assumed to Net			0.90%	1.60%	25.20%
Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Total premiums, gross			37.2	37.4	67.9
Total premiums, ceded			0.1	0	0
Total premiums, assumed			2.1	0.1	0
Net premiums			$ 39.2	$ 37.5	$ 67.9
Percentage of Assumed to Net			5.40%	0.30%	0.00%